Loans and borrowings - Summary of Maturities of Loans and Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,462,691	$ 1,444,303
2024
Disclosure of detailed information about borrowings [line items]
Borrowings	222,430
2025
Disclosure of detailed information about borrowings [line items]
Borrowings	227,628
2026
Disclosure of detailed information about borrowings [line items]
Borrowings	120,522
2027
Disclosure of detailed information about borrowings [line items]
Borrowings	128,653
2028
Disclosure of detailed information about borrowings [line items]
Borrowings	211,853
Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 551,605